OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Millions	Mar. 31, 2025	Dec. 31, 2024
Related to financing activities:
Payables related to derivatives	$ 26.3	$ 22.3
Accrued interest	7.9	23.2
Related to operating and other activities:
Accrued personnel costs	197.6	244.1
Accrued advertising and promotions	111.0	118.1
Contract liabilities	77.6	82.5
Sales and value-added taxes	68.6	54.3
Refund liabilities	44.1	41.8
Goods received not invoiced	41.0	45.5
Accrued royalties	4.2	6.7
Other accrued liabilities	76.6	49.4
Total	$ 654.9	$ 687.9